FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Apollo Strategic Growth Capital	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 60,098,285		$ 55,943,533	$ 74,642,310
Change in fair value of derivative warrant liabilities	(4,154,752)	$ 24,785,058	18,698,777	(16,889,088)
Charge to additional paid in capital				328,959
Transfers into or out of Level III	$ 0		$ 0
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Charge to additional paid in capital				$ 328,959
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants			18.0
Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	2.42		1.31	0.49
Expected life of grants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	5.25		5.5	5.9
Expected volatility of underlying shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	17.0		18.0
Expected volatility of underlying shares | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants				10.0
Expected volatility of underlying shares | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants				30.0
Dividends | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	0.0		0.0	0